Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
The Company does not schedule its equity grants in anticipation of the release of material, non-public information (MNPI), nor does the Company time the release of MNPI based on equity grant dates. Annual grants for all employees, including the NEOs, are granted on or as close to March 1 as practically applicable while ensuring that no equity awards are issued during any period beginning four business days before and ending no less than one business day after the filing of any report disclosing MNPI.
Award Timing Method	Annual grants for all employees, including the NEOs, are granted on or as close to March 1 as practically applicable while ensuring that no equity awards are issued during any period beginning four business days before and ending no less than one business day after the filing of any report disclosing MNPI.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material, non-public information (MNPI), nor does the Company time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false